Income Tax - Schedule of Income Tax Provisions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current					$ 795,203
Deferred					(151,332)	$ (170,539)
Change in valuation allowance					151,332	$ 170,539
Income tax provision	$ (42,148)	$ (22,636)	$ (77,708)	$ (22,636)	$ 795,203